Exhibit 99.7

Client Name:
Client Project Name:	HOMES 2025-AFC1
Start - End Dates:	10/18/2023 - 11/11/2024
Deal Loan Count:	199

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Total				3

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